PROPERTY, PLANT AND EQUIPMENT	3 Months Ended
Feb. 28, 2025
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

7.PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following:

	February 28,	November 30,
	2026	2025
Land	$151,172	$—
Buildings	80,593	—
Furniture and equipment	44,555	—
Moveable equipment	1,253	—
Other equipment	7,504	—
	285,077	—

Accumulated depreciation	(1,483)	—
Net book value	$283,594	$—

Depreciation expense for the three months ended February 28, 2026 and 2025, was $1,483 and $Nil, respectively.